Business Organization and Nature of Operations	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Organization and Nature of Operations

Note 1 – Business Organization and Nature of Operations

Hancock Jaffe Laboratories, Inc. (“Hancock Jaffe” or the “Company”) is a development stage company developing biologic-based solutions that are designed to be life sustaining or life enhancing for patients with cardiovascular disease, and peripheral arterial and venous disease. HJLI’s products are being developed to address large unmet medical needs by either offering treatments where none currently exist or by substantially increasing the type of treatment. Our two lead products which we are developing are the VenoValve®, a porcine based device to be surgically implanted in the deep venous system of the leg to treat a debilitating condition called chronic venous insufficiency (“CVI”), and the CoreoGraft®, a bovine based conduit to be used to revascularize the heart during coronary artery bypass graft (“CABG”) surgeries. Our third product is a Bioprosthetic Heart Valve (“BHV”) which has the potential to be used for pediatric heart valve recipients. All of our current products are being developed for approval by the U.S. Food and Drug Administration (“FDA”). Our current business model is to license, sell, or enter into strategic alliances with large medical device companies with respect to our products, either prior to or after FDA approval.

The Company also realizes sub-contract manufacturing and royalty revenue from sales of the ProCol® Vascular Bioprosthesis for hemodialysis patients with end stage renal disease, which has been approved by the FDA, as well as revenue from research and development services performed on behalf of Hancock Jaffe Laboratory Aesthetics, Inc. (“HJLA”), (in which the Company owns a minority interest as described in Note 4 to the Financial Statements – Significant Accounting Policies - Investments), pursuant to a Development and Manufacturing Agreement dated April 1, 2016.